Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Compensation

Although we do not have a formal policy with respect to the grant of equity incentive awards to our executive officers, we believe that equity grants provide our executives with a strong link to our long-term performance, create an ownership culture and help to align the interests of our executives and our stockholders. In addition, we believe that equity grants with a time-based vesting feature promote executive retention because this feature incentivizes our executive officers to remain in our employment during the vesting period. Accordingly, the Board periodically reviews the equity incentive compensation of our Named Executive Officers and from time to time may grant equity incentive awards to them.

Currently, we typically grant restricted stock awards and do not grant stock options. We do not have a formal policy regarding the timing of granting stock option awards in relation to our disclosure of material nonpublic information; however our Compensation Committee does not target our grants of stock option awards in anticipation of the release of material nonpublic information, and we do not time the release of the material nonpublic information for the purpose of affecting the value of executive compensation.

On June 11, 2025, we granted 291,667 restricted shares to Mr. Rodriguez, 138,889 restricted shares to Mr. Feldman, and 90,278 restricted shares to Mr. Zahut pursuant to the Aterian, Inc. 2018 Equity Incentive Plan (the “2018 Plan”). One-third of the restricted shares shall vest on June 11, 2026, and 1/12th of the restricted shares shall vest each quarterly period thereafter, as described in more detail in the “Outstanding Equity Awards at December 31, 2025” table below. All 90,278 shares granted to Mr. Zahut were forfeited on November 3, 2025 when he resigned from the Company.

On June 11, 2025, in settlement of the executive’s 2024 performance bonus, we granted 190,150 restricted shares to Mr. Rodriguez pursuant to the 2018 Plan. All 190,150 of the restricted shares vested on March 11, 2026, as described in more detail in the “Outstanding Equity Awards at December 31, 2025” table below.

On June 11, 2025, in settlement of the executive’s 2024 performance bonus, we granted 109,160 restricted shares to Mr. Feldman pursuant to the 2018 Plan. All 109,160 of the restricted shares vested on December 11, 2025.

On June 11, 2025, in settlement of the executive’s 2024 performance bonus, we granted 109,160 restricted shares to Mr. Zahut pursuant to the 2018 Plan. All 109,160 of the restricted shares vested on December 11, 2025, pursuant to Mr. Zahut’s separation agreement.

Award Timing Method	Currently, we typically grant restricted stock awards and do not grant stock options. We do not have a formal policy regarding the timing of granting stock option awards in relation to our disclosure of material nonpublic information; however our Compensation Committee does not target our grants of stock option awards in anticipation of the release of material nonpublic information, and we do not time the release of the material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false